Offerings	Nov. 13, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 284,246,102.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 43,518.08
Offering Note	The final transaction value is calculated based on the aggregate amount of 26,491,598.76 shares of common stock (the “Shares”) of Brookfield Infrastructure Income Fund Inc. (the “Fund”) that were tendered for purchase.

The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Order Making Fiscal Year 2025 Annual Adjustments to Registration Fee Rates (Release Nos. 33-11299; 34-100784 / August 20, 2024), equals $153.10 per million dollars of the value of the transaction.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,337.35